Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of income taxes [Line Items]
Deductible temporary differences	$ 63,695	$ 60,237
Research and development expense, available for reduction of future taxable income	21,760	15,456
With expiry
Disclosure of income taxes [Line Items]
Deductible temporary differences	320,344	226,403
No expiry
Disclosure of income taxes [Line Items]
Deductible temporary differences	267,063	167,664
Research and development
Disclosure of income taxes [Line Items]
Research and development expenditures	2,598	2,548
E-business
Disclosure of income taxes [Line Items]
Research and development expenditures	4,823	3,772
Canada
Disclosure of income taxes [Line Items]
Provision for tax refund receivable	$ 4,077	$ 3,933